Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES:

Inventory is valued at the lower of cost or net realizable value. Costs include materials, labor, external service and manufacturing overhead.

The following table summarizes the Company’s inventories:

	December 31,
	2023	2022
	(U.S. Dollars in thousands)

Raw materials and parts	1,667	-
Finished goods	689	-
	2,356	-